Sullivan & Worcester LLP	T 202 775 1200
1666 K Street NW	F202 293 2275
Washington, DC 20006	www.sandw.com

December 20, 2012

VIA EDGAR

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549 Attention: Mr. Min S. Oh

Met Investors Series Trust

(Met/Templeton Growth Portfolio)

(to be renamed Oppenheimer Global Equity Portfolio)

(SEC File No. 333-185038)

Form N-14 Registration Statement

Dear Mr. Oh:

On behalf of the Met Investors Series Trust (the “Registrant”), this letter responds to the oral comments provided by the staff of the Division of Investment Management (the “Staff”) of the Securities and Exchange Commission (the “SEC”) to the Registrant on December 12, 2012 and December 13, 2012 with respect to certain N-14 filings, including the one referenced above (the “Registration Statements”), submitted to the SEC on November 16, 2012 and November 19, 2012. Unless otherwise noted, defined terms have the same meanings as used by the Registrant in the Registration Statements. The Staff’s comments are set forth below and are followed by the Registrant’s responses thereto.

In addition, pursuant to the Securities Act of Securities Act of 1933, as amended, and the General Rules and Regulations thereunder, enclosed for filing electronically are the final Prospectus/Proxy Statement and final Statement of Additional Information for the above-referenced Registration Statement.

Comments Applicable to All Registration Statements

1a.	Comment: With respect to the defined terms “MIST Portfolio” and “MSF Portfolio”, please replace with defined terms that would clarify which of the Portfolios is the acquired fund and which of the Portfolios is the acquiring fund in the context of the Reorganizations.

Response: The Registrant has added a statement in response to the Staff’s comment to clarify which portfolio is the acquired portfolio and which portfolio is the acquiring portfolio in each Reorganization.

EDGAR Operations Branch

December 20, 2012

1b.	Comment: We refer to the documents incorporated by reference in the prospectus and the corresponding statement of additional information within the Registration Statements. Please include all applicable file numbers when incorporating by reference documents into the prospectus and/or statement of additional information.

Response: The Registrant has added the requested disclosure in response to the Staff’s comment.

2.	Comment: Please clearly disclose in the “Summary” section of the Registration Statements under the caption “How will the Reorganization affect me?” whether the annual operating expenses of the Acquired Portfolio and the Acquiring Portfolio are higher, lower or the same prior to the proposed Reorganization, both before and after fee waivers, as applicable. In addition, please disclose whether the pro forma expenses of the Acquiring Portfolio after reorganization are anticipated to be higher, lower or the same as the expenses of the Acquired Portfolio and the Acquiring Portfolio prior to the Reorganization. Please also include similar disclosure in the “Summary” section of the Registration Statements under the caption “Why is the Reorganization being proposed?”

Response: The Registrant has revised the disclosure under the caption “How will the Reorganization affect me?” in response to the Staff’s comment. The Registrant also has revised the disclosure under the caption “Why is the Reorganization being proposed?” in response to the Staff’s comment when total annual operating expenses were a reason for proposing a Reorganization.

3.	Comment: We refer to the “Summary” section of the Registration Statements under the caption “How will the Reorganization affect me?” and the disclosure with respect to the possible sale of securities held by the Acquired Portfolio in connection with the Reorganization for the purpose of complying with the investment policies or limitations of Acquiring Portfolio. Please disclose the effect, if any, of such sale of Acquired Portfolio securities in connection with the Reorganization on the Contract Owner’s Contract value after the Reorganization here or in the other discussion of such sales that appears later in the Prospectus/Proxy Statement.

Response: The Registrant has revised the discussion of the possible sale of securities by the Acquired Portfolio in response to the Staff’s comment.

4.	Comment: The “Summary” section should highlight any differences between the Acquired Portfolio and the Acquiring Portfolio. Accordingly, please disclose in the “Summary” and “Comparison of the Portfolio” sections of the Registration Statements under the caption titled “Who will be the adviser and subadviser of my Portfolio after the Reorganization?” whether the adviser and subadviser to the Portfolios will change as a result of the Reorganization.

Response: The Registrant has revised the disclosure in response to the Staff’s comment.

5.

Comment: We refer to the disclosure in the “Summary” and “Comparison of the Portfolio” sections of the Registration Statements under the caption titled “How do the Portfolios’ investment objectives and principal investment strategies

EDGAR Operations Branch

December 20, 2012

compare?”. Please begin the section with disclosure regarding any change of subadviser followed by a description of the impact of any change of subadviser on the Portfolio’s investment strategies. In the same way, please incorporate similar disclosure in the preamble of the “How do the Portfolios’ investment objectives and principal investment strategies compare?” section that appears later in the Prospectus/Proxy Statement. To the extent such disclosure appears after the investment objective and principal investment strategies table, please move such disclosure to the preamble to the table.

Response: The Registrant has revised the disclosure in response to the Staff’s comment.

6.	Comment: We refer to the disclosure in the “Summary” and “Comparison of the Portfolio” sections of the Registration Statements under the caption titled “How do the Portfolios’ investment objectives and principal investment strategies compare?”. Please describe the differences, if any, in the investment objectives of the Acquired Portfolio and the Acquiring Portfolio and the impact that any such differences may have on Contract owners.

Response: The Registrant has revised the disclosure, as applicable, in response to the Staff’s comment.

7.	Comment: We refer to the disclosure in the “Summary” and “Comparison of the Portfolio” sections of the Registration Statements under the caption titled “How do the Portfolios’ investment objectives and principal investment strategies compare?”. Please describe the differences, if any, in principal investment strategies of the Acquired Portfolio and the Acquiring Portfolio and the impact that any such differences may have on Contract owners.

Response: The Registrant has revised the disclosure, as applicable, in response to the Staff’s comment.

8.	Comment: We refer to the disclosure in the section “Comparison of the Portfolios” under the caption titled “What are the principal risks of investing in each Portfolio?”. Please clearly disclose whether the principal risks of the Acquired Portfolio and the Acquiring Portfolio are the same or different at the beginning of the section.

Response: The Registrant has revised the disclosure in response to the Staff’s comment.

9.	Comment: We refer to the disclosure in the third to last paragraph in the section “Information About the Reorganization” under the caption “Agreement and Plan of Reorganization.” Please confirm and disclose that the opinion of counsel referenced therein will be issued with respect to the tax-free nature of the Reorganization.

Response: The Registrant has revised the disclosure in response to the Staff’s comment.

10.	Comment: With respect to the disclosure in the fourth paragraph in the section

EDGAR Operations Branch

December 20, 2012

“Information About the Reorganization” under the caption “Distribution of Shares” regarding 12b-1 plan fees, please disclose, as applicable, whether the 12b-1 plan fees referenced therein apply to both the Acquired Portfolio and the Acquiring Portfolio.

Response: The Registrant has revised the disclosure, as applicable, in response to the Staff’s comment.

11.	Comment: In the second paragraph of the section titled “Information About the Reorganization” under the caption “Purchase and Redemption Procedures”, please clarify which orders are effected at the net asset value per share determined on that same date and which orders are effected at the net asset value per share determined on the next business day the New York Stock Exchange is open.

Response: The Registrant has revised the disclosure in response to the Staff’s comment.

12.	Comment: In the eighth paragraph of the section titled “Voting Information Concerning the Meeting”, please disclose the potential impact of abstentions on the approval of the Plan of Reorganization (i.e., that abstentions count as a vote against the Plan).

Response: The Registrant has revised the disclosure in response to the Staff’s comment.

13.	Comment: Pursuant to Item 4(a)(3)(ii) of Schedule 14A and Item 7(c)(3) of Form N-14, please disclose the costs or the anticipated costs of the services to be provided by Computershares Fund Services.

Response: The Registrant has added the requested disclosure in response to the Staff’s comment.

14.	Comment: Pursuant to Item 6(a) of Schedule 14A and Item 7(c)(3) of Form N-14, please state the number of shares outstanding and the number of votes to which each class is entitled as to each class of voting securities entitled to be voted at the Meeting for both the Acquired and Acquiring Portfolios.

Response: The Registrant notes that the disclosure under the caption “Shareholder Information” contains the number of shares outstanding and the number of votes to which each class is entitled as to each class of voting securities entitled to be voted at the Meeting for the Acquired Portfolio. The Registrant further notes that there are no shares of the Acquiring Portfolio that will be entitled to vote at the Meeting, which means additional information about the Acquiring Portfolio’s shares is not required to be included.

15.	Comment: With respect to the section captioned “Control Persons and Principal Holders of Securities,” please disclose the effect of control on the voting rights of security holders pursuant to Item 7(c)(4)(i) of Form N-14.

Response: The Registrant has revised the disclosure in response to the Staff’s comment.

EDGAR Operations Branch

December 20, 2012

16.	Comment: Please provide the required Tandy representations and responses to the Staff’s comments.

Response: The Tandy representations and responses to the Staff’s comments are included this letter.

Portfolio Specific Comments

Met/Templeton Growth Portfolio (to be renamed Oppenheimer Global Equity Portfolio)/Oppenheimer Global Equity Portfolio

1.	Comment: Please ensure that the disclosure with respect to the change in the Acquiring Portfolio’s subadviser and the Acquiring Portfolio’s name is consistent with any previously filed prospectus supplements or supplements to the Portfolio’s statement of additional information.

Response: The Registrant has confirmed the accuracy of the disclosure in the above-referenced Registration Statement and it is consistent with all previously filed supplements relating to the Acquiring Portfolio.

2.	Comment: Under the caption titled “How do the Portfolios’ expenses compare?”, the contractual waiver described does not extend at least one year beyond the date of the prospectus, therefore the fee table should reflect gross operating expenses rather than reflect net operating expenses after the waiver.

Response: The Registrant notes that the fee table shows a current contractual fee waiver with respect to the Acquiring Portfolio that is set to expire on April 30, 2013 as well as a contractual fee waiver with respect to the Acquiring Portfolio that will take effect on the anticipated date of the Reorganization and continue through at least April 30, 2014. Although the Registrant would normally not show a contractual fee waiver that will expire less than a year from the date of the prospectus/proxy statement, the Registrant believes that disclosing the current contractual fee waiver with respect to the Acquiring Portfolio is appropriate for the following reasons. First, as noted above, the current contractual waiver will immediately be replaced by another waiver that has the effect of reducing the management fee more than the current contractual waiver. Therefore, the fee table does not suggest shareholders will pay lower expenses than they actually incur. Second, if the Reorganization is approved, shareholders of the Acquired Portfolio will receive shares of the Acquiring Portfolio with the new waiver in effect not the waiver that is currently in effect. Therefore, there is no possibility that they would receive shares of the Acquiring Portfolio in the Reorganization that were not subject to the new waiver. Third, if the Registrant were to remove the fee waiver disclosure from the presentation of the Acquiring Portfolio’s current operating expenses, the fee table would reflect total expenses that are at variance with reality. In addition, a shareholder of the Acquired Portfolio could overestimate the impact of the proposed Reorganization on the Acquiring Portfolio’s operating expenses if the current fee waiver was not shown. Based on the foregoing, the Registrant respectfully declines to the make the requested change to the fee table.

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EDGAR Operations Branch

December 20, 2012

The Registrant acknowledges that:

1.	it is responsible for the adequacy and accuracy of the disclosure in its filing of the above-referenced Registration Statement;

2.	staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Securities and Exchange Commission from taking any action with respect to the filing; and

3.	the Registrant may not assert staff comments as a defense in any proceeding initiated by the Securities and Exchange Commission or any person under the federal securities laws of the United States.

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If you have any questions, please feel free to call me at (202) 775-1213.

Very truly yours,

/s/ John L. Chilton

John L. Chilton

Enclosures

cc:	Andrew L. Gangolf, Esq.

Michael P. Lawlor, Esq.

David C. Mahaffey, Esq.